INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2025
INCOME TAX
Schedule of income (loss) before provision for income taxes

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US Dollars
Outside China areas	¥(34,038,460)	¥(27,573,933)	¥(18,976,517)	$(2,649,020)
China	(27,419,593)	(23,861,877)	(24,723,180)	(3,451,222)
Total	¥(61,458,053)	¥(51,435,810)	¥(43,699,697)	$(6,100,242)

Schedule of deferred tax assets, net

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Deferred tax assets:
Allowance for credit losses	¥1,652,102	¥595,607	$83,144
Impairment for inventory	221,290	(115,494)	(16,122)
Net operating loss carryforwards	25,843,951	26,329,235	3,675,419
Subtotal	27,717,343	26,809,348	3,742,441
Less: Valuation allowance	(27,437,564)	(26,529,569)	(3,703,385)
Total deferred tax assets, net	¥279,779	¥279,779	$39,056
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(132,891)	(18,551)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,505)
Total deferred tax liabilities	(279,779)	(279,779)	(39,056)
Deferred tax assets, net	¥—	¥—	$—

Schedule of NOL expiration

Twelve months ending June 30,	RMB	US Dollars
2026	¥32,533,742	$4,541,535
2027	27,137,905	3,788,305
2028	34,868,363	4,867,436
2029	20,017,992	2,794,404
2030	17,258,164	2,409,147
Total	¥131,816,166	$18,400,827

Schedule of reconciliation of income tax expense (benefit)

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US Dollars
Income tax benefits calculated at PRC statutory rates	¥(15,364,513)	¥(12,858,953)	¥(10,924,924)	$(1,525,061)
Nondeductible expenses and others	539,247	427,969	410,819	57,348
Effect of tax rate differential	7,949,048	9,080,982	8,080,498	1,127,995
Benefit of revenue exempted from enterprise income tax	(18,814)	19,714	12,864	1,796
Change in valuation allowances	6,913,371	3,330,318	2,422,323	338,143
Income tax expenses	¥18,339	¥30	¥1,580	$221

Schedule of company's income tax expense (benefit)

	For the years ended June 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US Dollars
Current income tax provision	¥18,339	¥30	¥1,580	$221
Deferred income tax benefit	—	—	—	—
Expense for income tax	¥18,339	¥30	¥1,580	$221